Cover	Feb. 01, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 6, 2023, HeartCore Enterprises, Inc. (the “Company”) filed a Current Report on Form 8-K (the “February 8-K”) to disclose, among other things, the closing of the acquisition (the “Acquisition”) of 51% of the outstanding shares of Sigmaways, Inc. (“Sigmaways”) by the Company, pursuant to the terms of the Share Exchange and Purchase Agreement (the “Sigmaways Agreement”), dated as of September 6, 2022, as thereafter amended, by and among the Company, Sigmaways and Prakash Sadasivam.
Document Period End Date	Feb. 01, 2023
Entity File Number	001-41272
Entity Registrant Name	HEARTCORE ENTERPRISES, INC.
Entity Central Index Key	0001892322
Entity Tax Identification Number	87-0913420
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1-2-33
Entity Address, Address Line Two	Higashigotanda
Entity Address, Address Line Three	Shinagawa-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
City Area Code	81
Local Phone Number	3-6409-6966
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HTCR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false